Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
The changes in the carrying amounts of goodwill by cash-generating unit (CGU) are as follows:

($ millions)	Canadian Banking	Global Wealth Management	Global Banking and Markets	Latin America	Caribbean and Central America	Total
Balance as at October 31, 2020	$1,690	$3,614	$240	$2,832	$903	$9,279
Acquisitions	–	–	–	–	–	–
Dispositions	–	–	–	–	–	–
Foreign currency adjustments and other	–	(34)	(9)	(315)	(73)	(431)
Balance as at October 31, 2021	1,690	3,580	231	2,517	830	8,848
Acquisitions	–	–	–	–	–	–
Dispositions	–	–	–	–	–	–
Foreign currency adjustments and other	–	19	12	(116)	111	26
Balance as at October 31, 2022	$1,690	$3,599	$243	$2,401	$941	$8,874

Summary of Intangible Assets
Intangible assets
Intangible assets consist of assets with indefinite and finite useful lives. Indefinite life intangible assets consist substantially of fund management contracts. The fund management contracts are for the managem
e
nt of open-ended funds. Finite life intangible assets include assets such as computer software, customer relationships and core deposit intangibles.

	Finite life		Indefinite life
($ millions)	Computer software	Other intangibles	Fund management contracts (1)	Other intangibles	Total
Cost
Balance as at October 31, 2020	$4,991	$1,973	$4,415	$166	$11,545
Acquisitions	2	–	–	–	2
Additions	861	–	–	–	861
Disposals	(7)	–	–	–	(7)
Foreign currency adjustments and other	(149)	(106)	–	–	(255)
Balance as at October 31, 2021	$5,698	$1,867	$4,415	$166	$12,146
Acquisitions	–	–	–	–	–
Additions	987	–	–	–	987
Disposals	(2)	–	–	–	(2)
Foreign currency adjustments and other	4	8	–	–	12
Balance as at October 31, 2022	$6,687	$1,875	$4,415	$166	$13,143
Accumulated amortization
Balance as at October 31, 2020	$2,581	$1,228	$–	$–	$3,809
Amortization	639	103	–	–	742
Disposals	(5)	–	–	–	(5)
Foreign currency adjustments and other	(98)	(58)	–	–	(156)
Balance as at October 31, 2021	$3,117	$1,273	$–	$–	$4,390
Amortization	685	97	–	–	782
Disposals	(1)	–	–	–	(1)
Foreign currency adjustments and other	8	5	–	–	13
Balance as at October 31, 2022	$3,809	$1,375	$–	$–	$5,184
Net book value
As at October 31, 2021	$2,581 (2)	$594	$4,415	$166	$7,756
As at October 31, 2022	$2,878 (2)	$500	$4,415	$166	$7,959

(1)	Fund management contracts are attributable to HollisWealth Inc. (formerly DundeeWealth Inc.), MD Financial Management Inc., and Jarislowsky Fraser Limited.
(2)
Computer software comprises of purchased software of $337 (2021 – $380), internally generated software of $1,555 (2021 – $1,405), and in process software not subject to amortization of $986 (2021 – $797).